Share-Based Compensation - Summary Regarding Share Options Granted (Details) - 2015 and 2018 Share Incentive Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options Number, Outstanding	13,260,000	7,540,000	5,620,000	4,740,000
Options Number, Exercisable	3,945,000	2,612,500	915,000
Options Number, Expected to vest	8,290,350	4,385,475	4,187,450
Weighted-average exercise price per option, Outstanding	$ 0.43	$ 0.25	$ 0.12	$ 0.06
Weighted-average exercise price per option, Exercisable	0.08	0.06	0.02
Weighted-average exercise price per option, Expected to vest	$ 0.57	$ 0.35	$ 0.14
Weighted-average remaining exercise contractual life (years), Outstanding	8 years 4 months 24 days	8 years 7 months 24 days	9 years 2 months 19 days
Weighted-average remaining exercise contractual life (years), Exercisable	7 years 10 days	7 years 11 months 26 days	8 years 9 months 29 days
Weighted-average remaining exercise contractual life (years), Expected to vest	8 years 11 months 19 days	9 years	9 years 3 months 14 days
Aggregate intrinsic value, Outstanding	$ 18,705	$ 3,697	$ 1,854
Aggregate intrinsic value, Exercisable	1,752	987	366
Aggregate intrinsic value, Expected to vest	$ 15,373	$ 2,695	$ 1,324